Accrued liabilities and other payables - Schedule of Accrued Liabilities and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued liabilities and other payables [Abstract]
Payroll and welfare	$ 10,570	$ 11,800
Agency commissions and rebates-online advertising	2,443	8,017
Payables for advertisement on exclusive online games	$ 1,643	2,515
Receipts in advance from customers		1,133
Tax levies	$ 1,605	556
Payables for purchase of equipment	4,999	240
Legal and litigation related expenses	2,601	451
Professional fees	908	2,460
Staff reimbursements	611	440
Rental expense	4	382
Payables for proceeds from selling exercised stock options	$ 177	872
Advance for exercise of stock options		$ 356
Payables for gaming distribution	$ 158
Payables to Nesound	622
Others	1,038	$ 1,111
Total	$ 27,379	$ 30,333